EQUITY - Stock warrants activities (Details) - Warrant	6 Months Ended
Apr. 30, 2024 USD ($) $ / shares shares
Number of Warrants
Outstanding of beginning balance | shares	141,800
Expired | shares	10,800
Outstanding of ending balance | shares	131,000
Warrants exercisable at October 31, 2022 | shares	131,000
Weighted Average Exercise Price
Outstanding of beginning balance | $ / shares	$ 194.29
Expired | $ / shares	125.00
Outstanding of ending balance | $ / shares	200.00
Warrants exercisable at October 31, 2022 | $ / shares	$ 200.00
Intrinsic value | $	$ 0